Supplement Dated February 28, 2020
To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective March 2, 2020, for the JNL/BlackRock Global Allocation Fund, please delete all references to Dan Chamby.

Effective February 1, 2020, for the JNL/Franklin Templeton Income Fund please delete all references to Matt Quinlan.

Effective March 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/AQR Managed Futures Strategy Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective March 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/DFA International Core Equity Fund, please add following as the last paragraph:

JNAM will voluntarily waive 0.05% of management fees on all Fund assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective February 1, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Income Fund, please delete the Portfolio Managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Edward D. Perks, CFA	2006	President, Franklin Advisers CIO, Franklin Templeton Multi-Asset Solutions
Brendan Circle, CFA	2018	Portfolio Manager and Research Analyst, Franklin Advisers
Todd Brighton, CFA	February 2020	Senior Vice President and Portfolio Manager, Franklin Advisers

Effective February 1, 2020, in the section entitled, “Additional Information About the Funds,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Franklin Templeton Income Fund, please add the following after the third paragraph:

Todd Brighton, CFA (Senior Vice President and Portfolio Manager of Franklin Advisers) is senior vice president and head of investment portfolio management for Franklin Templeton Multi-Asset Solutions. Mr. Brighton joined Franklin Templeton Investments in 2000.  His prior responsibilities have included the analysis of equity and equity-linked investments, and the development of volatility-based strategies for the Franklin Equity Group.  Mr. Brighton earned his B.S. degree in Managerial Economics from the University of California, Davis. He is a Chartered Financial Analyst (CFA) charterholder and a member of the CFA Institute and the CFA Society of San Francisco.

Effective December 31, 2019, in the section entitled, “More About the Funds,” under, “Benchmarks,” please delete the row for JNL/Heitman U.S. Focused Real Estate Fund and replace with the following:

Name	Primary Benchmark	Secondary Benchmark(s) (if applicable)
JNL/Heitman U.S. Focused Real Estate Fund	MSCI US REIT Index	Not Applicable

This Supplement is dated February 28, 2020.

Supplement Dated February 28, 2020
To The Statement of Additional Information
Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective March 2, 2020, for the JNL/BlackRock Global Allocation Fund, please delete all references to Dan Chamby.

Effective February 1, 2020, for the JNL/Franklin Templeton Income Fund please delete all references to Matt Quinlan.

Effective February 1, 2020, on page 198, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Franklin Advisers, Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for JNL/Franklin Templeton Income Fund in the entirety and replace with the following, which reflects information as of December 31, 2019:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Edward D. Perks, CFA	Other Registered Investment Companies	9	$86.34 billion	0	$0
	Other Pooled Vehicles	5	$1.78 billion	0	$0
	Other Accounts	2	$3.1 million	0	$0

Brendan Circle, CFA	Other Registered Investment Companies	4	$85.29 billion	0	$0
	Other Pooled Vehicles	4	$1.78 billion	0	$0
	Other Accounts	0	$0	0	$0

Todd Brighton, CFA	Other Registered Investment Companies	9	$88.53 billion	0	$0
	Other Pooled Vehicles	5	$1.98 billion	0	$0
	Other Accounts	0	$0	0	$0

Effective February 1, 2020, on page 199, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Franklin Advisers, Inc., under “Security Ownership Portfolio Managers for the JNL/Franklin Templeton Income Fund as of December 31, 2019,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Edward D. Perks, CFA	X
Brendan Circle, CFA	X
Todd Brighton, CFA	X

Effective March 1, 2020, on pages 276-277, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL/AQR Managed Futures Strategy Fund, JNL/DFA International Core Equity Fund and JNL/DFA U.S. Core Equity Fund please delete the table rows in the entirety and replace with the following:

FUND	ASSETS	FEES
JNL/AQR Managed Futures Strategy Fund	$0 to $500 million $500 million to $700 million Over $700 million	.60% .55% .50%
JNL/DFA International Core Equity Fund	$0 to $100 million Over $100 million	.24% .20%
JNL/DFA U.S. Core Equity Fund	$0 to $100 million Over $100 million	.14% .11%

This Supplement is dated February 28, 2020.

(To be used with V3180 04/19 and V3180PROXY 04/19.)